UBS GLOBAL ALLOCATION FUND (Prospectus Summary) | UBS GLOBAL ALLOCATION FUND
UBS Global Allocation Fund Summary
Investment objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Fees and expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 35 of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 103 of the Fund's statement of additional information ("SAI").

Shareholder fees (fees paid directly from your investment)
Shareholder Fees UBS GLOBAL ALLOCATION FUND	CLASS A	CLASS B	CLASS C	CLASS Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.50%	none	none	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	none	5.00%	1.00%	none
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses UBS GLOBAL ALLOCATION FUND		CLASS A	CLASS B	CLASS C	CLASS Y
Management fees		0.75%	0.75%	0.75%	0.75%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none
Other expenses		0.21%	0.32%	0.24%	0.17%
Acquired fund fees and expenses		0.06%	0.06%	0.06%	0.06%
Total annual fund operating expenses	[1]	1.27%	2.13%	2.05%	0.98%
[1]	Since the "Acquired fund fees and expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" will differ from those presented in the Financial highlights.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example UBS GLOBAL ALLOCATION FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	672	931	1,209	2,000
CLASS B	716	967	1,344	2,041
CLASS C	308	643	1,103	2,379
CLASS Y	100	312	542	1,201

Expense Example, No Redemption UBS GLOBAL ALLOCATION FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
CLASS B	216	667	1,144	2,041
CLASS C	208	643	1,103	2,379

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 68%

of the average value of its portfolio.

Principal strategies
Principal investments

The Fund invests in equity and fixed income securities of issuers located within and outside the United States. Under normal circumstances, the Fund allocates its assets between fixed income securities and equity securities, including securities of issuers in both developed (including the United States) and emerging markets countries. Investments in fixed income securities may include,

but are not limited to, debt securities of governments throughout the world

(including the United States), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. These securities will have an initial maturity of more than one year and may be either investment grade or high yield (lower-rated) securities.

Investments in equity securities may include, but are not limited to, common stock and preferred stock. The Fund may invest in other open-end investment companies advised by the Advisor to gain exposure to certain asset classes.

The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include index options, futures, forward agreements, swap agreements (specifically,

interest rate and credit default swaps), equity participation notes and equity linked notes. All of these derivatives may be used for risk management purposes,

such as hedging against a specific security or currency (except with respect to equity participation notes and equity linked notes), or to manage or adjust the risk profile of the Fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; to obtain exposure to certain markets; or to establish net short positions for individual markets, currencies or securities. Futures on indices, forward agreements,

interest rate swaps and credit default swaps may also be used to adjust the

Fund's portfolio duration.

Management process

The Fund is a multi-asset fund. Asset allocation decisions are tactical, based upon the Advisor's assessment of valuations and prevailing market conditions in the United States and abroad. In determining the asset allocation of the Fund,

the Advisor may utilize fundamental valuation and market behavior indicators to construct the Fund's portfolio.

With respect to the Advisor's selection of specific equity securities for inclusion in the Fund's equity asset classes, the Advisor may utilize fundamental valuation and growth-oriented strategies.

In selecting equity securities for the Fund using the fundamental valuation process, the Advisor selects securities whose fundamental values (the Advisor's assessment of what a security is worth) it believes are greater than what is reflected in market prices. A stock with a market price below its assessed fundamental value would be considered for inclusion in the Fund's portfolio.

Under certain circumstances the Advisor also may utilize a growth-oriented strategy within its equity asset classes. In selecting growth equities, the

Advisor seeks to invest in companies that possess a dominant market position and franchise, a major technological edge or a unique competitive advantage.

The Advisor's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, security durations, credit qualities and coupon segments, as well as specific circumstances facing the issuers of fixed income securities.

The Fund's risk is carefully monitored with consideration given to the risk generated by individual position, sector, country and currency views.

Main risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the

Fund.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates.

Government securities risk: There are different types of US government securities with different levels of credit risk, including risk of default,

depending on the nature of the particular government support for that security.

For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

High yield bond risk: The risk that the issuer of bonds with ratings of BB

(Standard & Poor's Ratings Group ("S&P")) or Ba (Moody's Investors Service, Inc.

("Moody's")) or below, or deemed of equivalent quality, will default or otherwise be unable to honor a financial obligation. These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

Market risk: The risk that the market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Asset allocation risk: The risk that the Fund may allocate assets to an asset category that performs poorly relative to other asset categories.

Derivatives risk: The value of "derivatives"-so called because their value

"derives" from the value of an underlying asset, reference rate or index-may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity.

These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Investing in other funds risks: The Fund's investment performance is affected by the investment performance of the underlying funds in which the Fund may invest.

Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds' investments and subject to the underlying funds'

expenses.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Performance
Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The MSCI World Free Index (net) shows how the Fund's performance compares to an index that is designed to measure the equity market performance of developed markets. The Citigroup World Government Bond Index shows how the Fund's performance compares to an index composed of straight

(i.e., not floating rate or index-linked) government bonds with a one-year minimum maturity. The GSMI Mutual Fund Index shows how the Fund's performance compares to an index compiled by the Advisor that is constructed as follows: 65%

MSCI All Country World Index (net), 15% Citigroup World Government Bond ex US

Index, 15% Citigroup US Government Bond Index, 2% J.P. Morgan Emerging Markets

Bond Index Global (EMBI Global) and 3% BofA Merrill Lynch US High Yield Cash Pay

Constrained Index. Life of class performance for the MSCI World Free Index (net)

and the GSMI Mutual Fund Index is as of the inception month end. Indices reflect no deduction for fees, expenses or taxes, except for the MSCI World Free Index

(net) which reflects no deduction for fees and expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the

Fund will perform in the future. Updated performance for the Fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements,

such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

UBS Global Allocation Fund Annual Total Returns of Class Y Shares

Total return January 1 - September 30, 2011: (10.82)%

Best quarter during calendar years shown-2Q 2009: 23.56%

Worst quarter during calendar years shown-4Q 2008: (21.44)%

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns UBS GLOBAL ALLOCATION FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
CLASS A	Class A Return before taxes		5.73%	1.69%	5.20%	5.12%		Jun. 30, 1997
CLASS B	Class B Return before taxes		5.82%	1.71%		5.79%		Dec. 13, 2001
CLASS C	Class C Return before taxes	[1]	9.89%	2.03%		5.62%		Nov. 22, 2001
CLASS Y	Class Y Return before taxes		12.11%	3.12%	6.06%	7.45%		Aug. 31, 1992
CLASS Y After Taxes on Distributions	Class Y Return after taxes on distributions		10.63%	0.97%	4.28%	5.39%		Aug. 31, 1992
CLASS Y After Taxes on Distributions and Sales	Class Y Return after taxes on distributions and sale of fund shares		8.14%	1.68%	4.40%	5.42%		Aug. 31, 1992
Russell 3000 Index	Russell 3000 Index		16.93%	2.74%	2.16%		[2]
MSCI World Free Index (net)	MSCI World Free Index (net)		11.76%	2.43%	2.31%		[2]
Citigroup World Government Bond Index	Citigroup World Government Bond Index		5.17%	7.09%	7.00%		[2]
GSMI Mutual Fund Index	GSMI Mutual Fund Index		11.02%	4.86%	5.03%		[2]
[1]	Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the annual average returns presented for the Class C shares shown above.
[2]	Average annual total returns for the life of each class were as follows: (1) Russell 3000 Index: Class A--4.97%; Class B--4.09%; Class C--3.96%; Class Y--8.61%; (2) MSCI World Free Index (net): Class A--4.00%; Class B--4.69%; Class C--4.71%; Class Y--6.93%; (3) Citigroup World Government Bond Index: Class A--6.15%; Class B--7.70%; Class C--7.69%; Class Y--6.32%; and (4) GSMI Mutual Fund Index: Class A--5.85%; Class B--6.52%; Class C--6.54%; Class Y--7.89%.